INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
14.	INCOME TAXES
Loss before income tax consisted of:

	Year Ended December 31,

	2022	2021	2020

Macau operations	$(271,801)	$(191,655)	$(278,388)
Hong Kong and other jurisdictions operations	(89,124)	(110,804)	(127,715)

Loss before income tax	$(360,925)	$(302,459)	$(406,103)

The income tax expense (benefit) consisted of:

	Year Ended December 31,

	2022	2021	2020

Income tax expense - current:
Hong Kong Profits Tax	$1	$9	$—

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	—	(29)	—
Hong Kong Profits Tax	—	8	—

Sub-total	—	(21)	—

Income tax expense ( benefit ) - deferred:
Macau Complementary Tax	381	(445)	(1,011)

Total income tax expense ( benefit )	$382	$(457)	$(1,011)

A reconciliation of the income tax expense (
benefit
) from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2022	2021	2020
Loss before income tax	$(360,925)	$(302,459)	$(406,103)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(43,311)	(36,295)	(48,732)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(3,449)	(5,385)	(2,995)
Over provision in prior years	—	(21)	—
Effect of income for which no income tax expense is payable	(1,438)	(534)	(295)
Effect of expenses for which no income tax benefit is receivable	16,560	20,970	19,724
Effect of tax losses that cannot be carried forward	—	5,532	10,768
Changes in valuation allowances	16,202	(925)	7,361
Expired tax losses	15,818	16,201	13,158

Income tax expense ( benefit )	$382	$(457)	$(1,011)

Studio City International and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, while one of these subsidiaries incorporated in BVI is subject to Hong Kong Profits Tax on income derived from Hong Kong during the years ended December 31, 2022, 2021 and 2020. The remaining subsidiaries of Studio City International incorporated in Macau and Hong Kong are subject to Macau Complementary Tax and Hong Kong
Profits
Tax, respectively, during the years ended December 31, 2022, 2021 and 2020.
Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2022, 2021 and 2020, if applicable.
Pursuant to the approval notice issued by the Macau government in January 2017, Studio City Entertainment was granted an extension of the Macau Complementary Tax exemption on profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements (as amended on June 23, 2022 as Studio City Casino Agreement) for an additional five years
from 2017 to 2021, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax. Studio City Entertainment applied for an extension of the Macau Complementary Tax exemption for 2022 and for the period from

January 1, 2023 through December 31, 2027
,
and the applications are currently pending approval by the Macau government. The non-gaming
profits and dividend distributions of Studio City Entertainment to its shareholders continue to be subject to Macau Complementary Tax.
During the years ended December 31, 2022, 2021 and 2020, Studio City Entertainment did not have any taxable income or profits generated from income received from Melco Resorts Macau under the Studio City Casino Agreement or the Services and Right to Use Arrangements.
The effective tax rates for the years ended December 31, 2022, 2021 and 2020 were (0.1)%, 0.2% and 0.2%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12%, where the

Company’s majority operations are located, primarily due to the effects of expenses for which no income tax benefit is receivable, expired tax losses, changes in valuation allowances, different tax rates of subsidiaries operating in other jurisdictions and income for which no income tax expense is payable for the relevant years together with the effect of tax losses that cannot be carried forward for the years ended December 31, 2021 and 2020.
The net deferred tax liabilities as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Deferred tax assets
Net operating losses carried forward	$57,522	$45,009
Depreciation and amortization	33,512	30,076
Lease liabilities	1,751	1,883
Others	154	58

Sub-total	92,939	77,026

Valuation allowances	(91,092)	(74,417)

Total deferred tax assets	1,847	2,609

Deferred tax liabilities
Right-of-use assets	(1,576)	(1,750)
Unrealized capital allowances	(653)	(859)

Total deferred tax liabilities	(2,229)	(2,609)

Deferred tax liabilities, net	$(382)	$—

As of December 31, 2022 and 2021, valuation allowances of $91,092 and $74,417 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2022, adjusted operating tax losses carried forward, amounting to $144,253, $100,792 and $234,291 will expire in 2023, 2024 and 2025, respectively. Adjusted operating tax losses carried forward of $131,813 expired during the year ended December 31, 2022.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Undistributed earnings of a foreign subsidiary of Studio City International available for distribution to Studio City International of approximately $745,397 and $846,735 as at December 31, 2022 and 2021, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Studio City International. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Studio City International would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $89,448 and $101,608 as at December 31, 2022 and 2021, respectively.
The Company concluded that there were no significant uncertain tax positions requiring recognition in the accompanying consolidated financial statements for the years ended December 31, 2022, 2021 and 2020 and there are no material unrecognized tax benefits which would favorably affect the effective income tax rates in future periods. As of December 31, 2022 and 2021, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Income tax returns of Studio City International’s subsidiaries remain open and subject to examination by the tax authorities of Macau and Hong Kong until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau and Hong Kong are five years and six years, respectively.